Property and equipment	3 Months Ended
Mar. 31, 2018
Property and equipment
Property and equipment

10.Property and equipment

Property and equipment are mainly comprised of “aircraft and engines” and aircraft equipment.

“Aircraft and engines” refers to owned aircraft and capitalized heavy maintenance and structural checks related to owned aircraft.

During the three months ended March 31, 2018, the Company sold an owned aircraft. The gain associated with the sale transactions of R$0.7, was recognized in “Other operating expenses, net”.

During the three months ended March 31, 2017, the Company entered into sale and leaseback transactions on owned aircraft. All aircraft were subsequently leased back by the Company under operating lease agreements. The gain associated with the sale and leaseback transactions of R$5.5 was recognized in “Other operating expenses, net”.

a)      Breakdown

	March 31,2018 (Unaudited			December 31, 2017
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	119.6	(50.8)	68.8	71.6
Equipment and facilities	117.2	(70.5)	46.7	45.8
Vehicles	1.2	(0.8)	0.4	0.4
Furniture and fixtures	17.7	(9.1)	8.6	8.5
Aircraft equipment	974.7	(279.8)	694.9	647.8
Aircraft and engines	2,705.3	(430.8)	2,274.5	2,357.0
Advance payments for acquisition of aircrafts	148.9	—	148.9	148.9
Construction in progress	192.0	—	192.0	45.5

	4,276.6	(841.8)	3,.434.8	3,325.5

b)Changes in property and equipment balances are as follows

	Cost
	December 31, 2017	Acquisitions	Disposals/ Write-offs	Transfers	March 31, 2018
Leasehold improvements	117.9	1.4	—	0.3	119.6
Equipment and facilities	112.8	4.5	(0.1)	—	117.2
Vehicles	1.2	—	—	—	1.2
Furniture and fixtures	17.2	0.5	—	—	17.7
Aircraft equipment	908.7	71.6	(5.6)	—	974.7
Aircraft and engines	2,770.2	—	(67.6)	2.7	2,705.3
Advance payments for acquisition of aircrafts	148.9	—	—	—	148.9
Construction in progress	45.5	149.5	—	(3.0)	192.0

	4,122.4	227.5	(73.3)	—	4,276.6

	Accumulated depreciation
	December 31, 2017	Depreciation for the year	Disposals/ Write-offs	Transfers	March 31, 2018
Leasehold improvements	(46.3)	(4.5)	—	—	(50.8)
Equipment and facilities	(67.0)	(3.5)	—	—	(70.5)
Vehicles	(0.8)	—	—	—	(0.8)
Furniture and fixtures	(8.7)	(0.4)	—	—	(9.1)
Aircraft equipment	(260.9)	(20.0)	1.1	—	(279.8)
Aircraft and engines	(413.2)	(41.5)	23.9	—	(430.8)

	(796.9)	(69.9)	25.0	—	(841.8)

For owned aircraft, we employ the deferral method that results in the capitalization of heavy maintenance and structural checks cost. Under this method, the cost of major maintenance and structural checks are capitalized and amortized as a component of depreciation and amortization expense until the next major maintenance event. Heavy maintenance and structural checks on aircraft held under operating lease is expensed as incurred, and it is recorded in the “maintenance material and repair” line items.

The next major maintenance and structural check event is estimated based on the average maintenance costs and timing of the next scheduled maintenance event as suggested by the manufacturer and according to the fleet’s historical performance in the Company, and may change based on changes in aircraft utilization and changes in suggested manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned incidents that could damage a major component to the extent that would require a major maintenance event prior to a scheduled maintenance event.

Based on technical analysis and to reflect the Company’s current outlook for the use of its assets, the average useful life of certain engine major maintenance events was extended from five to six years effective in July 1, 2017. The change in useful life was calculated prospectively.

The amortization of deferred maintenance expenses over major maintenance expenditures and structural checks and the maintenance expenses are presented as follows:

	For the three months ended March 31,
	2018	2017
	(Unaudited)
Amortization of capitalized maintenance costs	(6.0)	(14.5)
Maintenance materials and repairs	(123.3)	(146.0)

	(129.3)	(160.5)

As of March 31, 2018, the Company reviewed the impairment indicators and no impairment of property and equipment was recognized as a result of such impairment analysis.